Tax - Current and deferred tax assets and liabilities (Details) - GBP (£) £ in Millions		Jun. 30, 2019		Dec. 31, 2018
Tax
Current tax assets	[2]	£ 884	[1]	£ 798
Deferred tax assets	[2]	3,142		3,828
Total		4,026		4,626
Current tax liabilities	[2]	(616)	[1]	(628)
Deferred tax liabilities	[2]	(5)	[1]	(51)
Total		£ (621)		£ (679)

[1]

Barclays adopted the accounting standard IFRS 16 on 1 January 2019. The impact on adoption was an increase in property, plant and equipment of £ 1.6 bn, an increase in other liabilities of £ 1.6 bn, with no material impact on retained earnings

[2]	For notes to the Financial Statements see pages 55 to 83